Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND BASIS OF PRESENTATION
1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION
Organization
GreenLight Biosciences, Inc. (“GreenLight” or the “Company”) was incorporated in Delaware in 2008. GreenLight, together with its wholly owned subsidiaries, GreenLight Pandemic Response, Inc. (“GLPRI”), and GreenLight Security Corporation (“GLSC”), is referred to on a consolidated basis as the “Company”. The Company has developed technology to create high-performing, natural ribonucleic acid (“RNA”) products to address global sustainability challenges and promote healthier plants, foods, and people.
The Company is located and headquartered in Medford, Massachusetts. The Company has additional lab and office space in Research Triangle Park, North Carolina, a manufacturing facility in Burlington, Massachusetts, additional lab and office space in Woburn, Massachusetts, and a manufacturing facility in Rochester, New York. The Company’s revenues and expenses are derived from operations in the United States. Since its inception, the Company has devoted substantially all of its efforts to research and development activities, including the development of the Company’s cell-free RNA production process. The Company does not currently generate revenue from sales of any products.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Business Combination Transaction
On August 9, 2021, the Company entered into the business combination agreement (“Business Combination Agreement”) with Environmental Impact Acquisition Corp. (“ENVI”) and Honey Bee Merger Sub, Inc. (“Merger Sub”). Pursuant to the Business Combination Agreement, on February 2, 2022, Merger Sub merged with and into GreenLight (the “Merger”), with GreenLight surviving the Merger as a wholly owned subsidiary of ENVI (the Merger, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).
Immediately before the closing of the Business Combination, ENVI held approximately $207.0 million in a trust account for its public stockholders. In connection with the Business Combination, ENVI’s public stockholders redeemed shares of public common stock for approximately $194.9 million, and the funds remaining after such redemptions, totaling approximately $12.1 million, became available to finance transaction expenses and the future operations of New GreenLight. In connection with the Business Combination, ENVI entered into agreements with new investors and existing GreenLight investors to subscribe for and purchase an aggregate of approximately 12.4 million shares of ENVI
Class A Common Stock (the “PIPE Financing”). The PIPE Financing was consummated on February 2, 2022 and resulted in gross proceeds of approximately $
136.4 million, prior to payment of the transaction costs (of which $13.5 million was advanced to GreenLight as of December 31, 2021 and an additional $21.8 million was advanced to GreenLight in January 2022). The direct and incremental transaction costs are approximately $25.0 million, with the net proceeds from the Business Combination of approximately $111.4 million expected.
The Merger is accounted for as a reverse recapitalization, whereby for accounting and financial reporting purposes, the Company was the acquirer. A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity will represent the continuation of the consolidated financial statements of the Company in many respects. The shares of ENVI remaining after redemptions of shares of ENVI public common stock and the unrestricted net cash and cash equivalents on the date the Business Combination was consummated will be accounted for as a capital infusion to GreenLight.
Retrospective Adjustment
In accordance with guidance applicable to these circumstances, the Company retroactively applied the recapitalization to the Company’s equity structure including the consolidated statement of stockholders’ (deficit) equity from January 1, 2020 to December 31, 2021, the total stockholders’ (deficit) equity within the Company’s consolidated balance sheet as of December 31, 2021 and 2020, and the weighted average outstanding shares basic and diluted for the years ended December 31, 2021 and 2020. The retroactive application reflects the equivalent number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy GreenLight’s stockholders in connection with the Business Combination at the applicable exchange ratio of .6656 (the “Exchange Ratio”).
Additionally, Legacy GreenLight’s convertible preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization. All periods prior to the Business Combination have been restated to reflect the convertible preferred stock as converted to common stock, with no convertible preferred stock outstanding.
Liquidity and going concern
Since its inception, the Company has devoted substantially all of its resources to building its platform and advancing development of its portfolio of programs, establishing and protecting its intellectual property, conducting research and development activities, organizing and staffing the Company, business planning, raising capital and providing general and administrative support for these operations. The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Current and future programs will require significant research and development efforts, including extensive field trials, preclinical and clinical trials and regulatory approvals prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
As presented in the financial statements, the Company has incurred substantial losses since inception and incurred net losses of approximately $53.3 million and $112.3 million for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, the Company had an accumulated deficit of approximately $253.6 million and cash and cash equivalents of approximately $31.4 million. Cash used in operating activities totaled approximately $46.6 million and $91.8 million for the years ended December 31, 2020 and 2021, respectively. The Company expects to generate operating losses and negative operating cash flows for the foreseeable future.
As of March 31, 2022, the issuance
 date of the annual consolidated financial statements for the years ended December 31, 2021 and 2020, the Company expects that its existing cash and cash equivalents of approximately $31.4 million as of December 31, 2021, plus proceeds from the Business Combination and the February 2022 PIPE Financing, will not be sufficient to fund its operations for twelve months from the date these financial statements are issued. The Company is evaluating a range of opportunities to extend its cash runway, including management of program spending, platform licensing collaborations and/or potential financing activity.
The Company will not generate any revenue from product sales unless and until it successfully completes development and obtains regulatory approval for one or more of its product candidates. If the Company obtains regulatory approval for any of its product candidates, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its product candidates through development, seeks regulatory approval and prepares for and, if any of its product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings, debt financings, and license and development agreements in connection with any future collaborations. Adequate funding may not be available to the Company on acceptable terms, or at all.
If the Company is unable to obtain funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
NATURE OF BUSINESS AND BASIS OF PRESENTATION
1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION
Organization
GreenLight Biosciences Holdings, PBC (formerly known as Environmental Impact Acquisition Corp.) (“New GreenLight,” “ENVI” or the “Company”) was incorporated in Delaware on July 2, 2020. The Company has developed technology to create high-performing, natural ribonucleic acid (“RNA”) products to address global sustainability challenges and promote healthier plants, foods, and people.
The Company is located and headquartered in Medford, Massachusetts. The Company has additional lab and office space in Durham, North Carolina, additional lab and office space in Woburn, Massachusetts, additional lab and office space in Lexington, Massachusetts, and a manufacturing facility in Rochester, New York. The Company’s revenues and expenses are derived from operations in the United States. Since its inception, the Company has devoted substantially all of its efforts to research and development activities, including the development of the Company’s cell-free RNA production process. The Company does not currently generate revenue from sales of any products.
On August 9, 2021, ENVI entered into the business combination agreement (“Business Combination Agreement”) with its wholly owned subsidiary, Honey Bee Merger Sub, Inc. (“Merger Sub”) and GreenLight Biosciences, Inc. (“Greenlight”), which was incorporated in Delaware in 2008. Pursuant to the Business Combination Agreement, on February 2, 2022 (the “ Closing Date”), Merger Sub merged with and into GreenLight (the “Merger”), with GreenLight surviving the Merger as a wholly owned subsidiary of ENVI (the Merger, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the consummation of the Merger on the Closing Date, ENVI changed its name to GreenLight Biosciences Holdings, PBC (“New GreenLight”) and became a public benefit corporation. References to “Legacy GreenLight” refer to GreenLight Biosciences, Inc. prior to the consummation of the Business Combination.
Although New GreenLight was the legal acquirer of GreenLight in the Business Combination, GreenLight is deemed to be the accounting acquirer, and the historical financial statements of GreenLight became the basis for the historical financial statements of New GreenLight upon the closing of the Business Combination. New GreenLight, together with its wholly owned subsidiaries, GreenLight Biosciences, Inc., GreenLight Pandemic Response, Inc. (“GLPRI”), and GreenLight Security Corporation (“GLSC”), is referred to on a consolidated basis as the “Company”.
Upon the closing of the Business Combination, each share of Legacy GreenLight stock was exchanged for shares of Class A common stock in an amount determined by application of the exchange ratio of approximately 0.6656 (the “Exchange Ratio”). In connection with the Business Combination, the Company entered into the February 2022 Subscription Agreements with subscribers who agreed to purchase an aggregate of 12,425,000 shares of Class A common stock for a purchase price of $124.3 million (the “PIPE”), all of which were issued on the effective date. Of the total $124.3 million of PIPE proceeds, $13.5 million was received in December 2021 and $21.8 million was received January 2022 in the form of convertible notes. Upon the closing of the Business Combination, these convertible notes converted into Class A common stock.
In total, the Company received proceeds of $136.4 million inclusive of the February 2022 PIPE Financing and after redemptions which provided the Company with cash of $109.7 million, which is net of transaction costs of $26.7 million consisting of equity underwriting, legal, and other professional fees, all of which were recorded to additional paid-in
capital as a reduction of proceeds. Further, the Company assumed the outstanding Public Warrants to purchase 10,350,000 shares of the Company’s common stock at $11.50 per share and the outstanding Private Placement Warrants to purchase 2,062,500 shares of the Company’s Class A common stock at $11.50 per share. The Public and Private Placement Warrants expire five years after the completion of the Business Combination. Both the Private Placement Warrants and Public Warrants are further described in the Business Combination Agreement.
Legacy GreenLight was deemed to be the accounting acquirer in the Business Combination. The determination was primarily based on Legacy GreenLight’s stockholders having a majority of the voting power in the combined Company, Legacy GreenLight having the ability to appoint a majority of the Board of Directors of the Company, Legacy GreenLight’s existing management team comprising the senior management of the combined Company, Legacy GreenLight comprising the ongoing operations of the combined Company and the combined Company assuming GreenLight’s name. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy GreenLight issuing stock for the net assets of ENVI, accompanied by a recapitalization. The net assets of ENVI are stated at historical cost, with no goodwill or other intangible assets recorded.
While ENVI was the legal acquirer in the Business Combination because Legacy GreenLight was deemed the accounting acquirer, the historical financial statements of Legacy GreenLight became the historical financial statements of the combined Company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy GreenLight prior to the Business Combination; (ii) the combined results of ENVI and Legacy GreenLight following the close of the Business Combination; (iii) the assets and liabilities of Legacy GreenLight at their historical cost; and (iv) the Legacy GreenLight’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the Business Combination.
In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to February 2, 2022, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy GreenLight’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy GreenLight’s outstanding convertible preferred stock and Legacy GreenLight’s common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio of 0.6656 established in the Business Combination. Legacy GreenLight’s convertible preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization. See Note 3 for further details of the Business Combination.
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). All intercompany transactions and balances have been eliminated in consolidation. The condensed consolidated balance sheet as of December 31, 2021 included herein, was derived from the audited annual consolidated financial statements as of that date, but does not include all disclosures including certain notes required by GAAP on an annual reporting basis and also give effect to the reverse recapitalization described above. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed consolidated or omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2021 and 2020 and the years then ended, and the related notes thereto, which are included as Exhibit 99.1 to the Company’s Current Report on Form
8-K,
filed with the SEC on March 31, 2022.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for the fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented. The results for the three and six months ended June 30, 2022 are not necessarily indicative of the results to be expected for any subsequent quarter, the fiscal year ending December 31, 2022, or any other period.
Liquidity and Going Concern
Since its inception, the Company has devoted substantially all of its resources to building its platform and advancing development of its portfolio of programs, establishing, and protecting its intellectual property, conducting research and development activities, organizing, and staffing the Company, business planning, raising capital and providing general and administrative support for these operations. The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Current and future programs will require significant research and development efforts, including extensive field trials, preclinical and clinical trials, and regulatory approvals prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
As presented in the financial statements, the Company has incurred substantial losses since inception and incurred net losses of approximately $90.1 million and $48.5 million for the six months ended June 30, 2022 and 2021, respectively. As of June 30, 2022, the Company had an accumulated deficit of approximately $343.7 million and cash and cash equivalents of approximately $44.1 million. Cash used in operating activities totaled approximately $72.2 million and $42.3 million for six months ended June 30, 2022 and 2021, respectively. The Company expects to generate operating losses and negative operating cash flows for the foreseeable future.
On August 11, 2022, the Company entered into Subscription Agreements (the “August 2022 Subscription Agreements”) with certain accredited investors (collectively, the “Purchasers”), providing for the sale by the Company of 27,640,301 shares (the “Shares”) of its common stock (the “Common Stock”) at a purchase price of $3.92 per share, in a private placement (the “Private Placement”). The Shares were issued (the “Closing”) simultaneously with the execution and delivery of the August 2022 Subscription Agreements.
As of August 15, 2022, the issuance date of the Company’s unaudited interim consolidated financial statements as of June 30, 2022 and for the three and six months ended June 30, 2022 and 2021, the Company estimates that its existing cash and cash equivalents of approximately $44.1 million as of June 30, 2022 in combination with proceeds of $108.4 million received as of August 12, 2022 pursuant to the August 2022 Subscription Agreements (see Note 17), will last through the second quarter of 2023 but will not be sufficient to fund its operations for twelve months from the date these interim financial statements are issued. The Company is evaluating a range of opportunities to extend its cash runway, including management of program spending, platform licensing collaborations and potential financing activity.
The Company will not generate any revenue from product sales unless and until it successfully completes development and obtains regulatory approval for one or more of its product candidates. If the Company obtains regulatory approval for any of its product candidates, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its product candidates through development, seeks regulatory approval and prepares for and, if any of its product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings, debt financings, and license and development agreements in connection with any future collaborations. Adequate funding may not be available to the Company on acceptable terms, or at all.
If the Company is unable to obtain funding or if the funding it does obtain is insufficient to support existing operational plans, the Company will be forced to delay, reduce, or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the issuance date of these consolidated financial statements.
The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.